Compensation of the Management Board and the supervisory board	12 Months Ended
Dec. 31, 2020
Compensation of the Management Board and the supervisory board
Compensation of the Management Board and the supervisory board

28.      Compensation of the Management Board and the Supervisory Board

Compensation of the Management Board of the General Partner

The total compensation of the members of the Management Board of Fresenius Medical Care Management AG for the fiscal year 2020 amounted to €27,853 (2019: €24,773) and consisted of non-performance-based compensation (including fringe benefits) in the total amount of €9,942 (2019: €7,122), short-term performance-based compensation in the total amount of €8,069 (2019: €7,869) and components with long-term incentive effects (multi-year variable compensation) in the total amount of €9,842 (2019: €9,782). Components with long-term incentive effects, which were granted in or for the fiscal year 2019, include exclusively share-based compensation with cash settlement.

Under the MB LTIP 2020, in the fiscal year 2020, a total of 159,607 Performance Shares (2019: 114,999 under the MB LTIP 2019) were granted to the members of the Management Board of Fresenius Medical Care Management AG. The fair value of the Performance Shares granted in November of the fiscal year 2020 was on the grant date €61.27 (2019: €62.10 for Performance Shares granted in July and €60.58 for Performance Shares granted in December each under the MB LTIP 2019) each for grants denominated in euro and $72.17  (€61.94) (2019: $69.71 (€62,69) for Performance Shares granted in July under the MB LTIP 2019) for grants denominated in U.S. dollars.

Based on the target achievement in the fiscal year 2020, in addition to the Performance Shares granted under the MB LTIP 2020, the Management Board members of Fresenius Medical Care Management AG were not entitled (2019: €2,623) to further share-based compensation with cash settlement (so-called Share Based Award) because the Share Based Award was granted for the last time in 2019.

At the end of fiscal year 2020, the members of the Management Board of Fresenius Medical Care Management AG being in office on December 31 of the fiscal year held a total of 397,515 Performance Shares (2019: 314,313) and no Phantom Stock (2019: 23,336). In addition, they held a total of 465,308 stock options at the end of the fiscal year 2020 (2019: 452,989 stock options).

As of December 31, 2020, aggregate pension obligations, in accordance with IAS 19, of €28,334 (December 31, 2019: €24,252) existed relating to existing pension commitments. In the fiscal year 2020, the appropriation to the pension reserves amounted to €4,082 (2019: €6,751).

In accordance with applicable legal provisions, no loans or advance payments for future compensation components were made to the members of the Management Board of Fresenius Medical Care Management AG in the fiscal year.

To the extent permitted by law, Fresenius Medical Care Management AG undertook to indemnify the members of the Management Board from claims against them arising out of their work for the Company and its affiliates, to the extent such claims exceed their liability under German law. To secure such obligations, a Directors & Officers liability insurance exists with a deductible that corresponds to the specifications according to the German Stock Corporation Act.

Mr. Michael Brosnan was a member of the Management Board until the end of October 31, 2019. In his termination agreement, it was agreed with respect to the compensation components provided in his service agreement for the period from November 1, 2019 to December 31, 2020 that he will receive a base salary of $850  (€744) p.a. (pro rata for the period from November 1, 2019 to December 31, 2019). In the fiscal year, Mr. Michael Brosnan received fringe benefits in the form of reimbursement of fees for the preparation of tax returns and for financial planning, insurance benefits, contributions to pension, accident, life and health insurances and housing, rent and relocation supplements as well as tax burden compensation due to varying tax rates in Germany and the U.S. (net compensation) and a car allowance in the total amount of $257  (€225)  (2019: $17  (€15) for the period from November 1, 2019 to December 31, 2019). Additionally, Mr. Michael Brosnan participated in the U.S.-based 401(k) savings plan until December 31, 2020. For the period from January 1, 2020 to December 31, 2020, Mr. Michael Brosnan also received an amount equivalent to 30% of his base salary. The compensation components granted to Mr. Michael Brosnan under the LTIP 2016, the MB LTIP 2019 and in the form of Share Based Awards are payable or exercisable in accordance with the respective plan conditions. As of January 1, 2021, Mr. Michael Brosnan receives an annual compensation for the agreed post-employment non-competition covenant in the amount of $553  (€451) p.a. for a period of two years. It was agreed with Mr. Michael Brosnan that he is entitled to receive a retirement pension on the basis of the individual contractual pension commitment of Fresenius Medical Care Management AG in the annual amount of $405  (€330)from January 1, 2021. The compensation for the agreed post-employment non-competition covenant is credited against the retirement pension.

Mr. Dominik Wehner was a member of the Management Board until the end of December 31, 2017. In his termination agreement, it was agreed with respect to the compensation components provided in his service agreement for the period from January 1, 2018 to March 31, 2022 that he will annually receive a base salary of €425 and an amount of 30% of his base salary. In addition, Mr. Dominik Wehner is entitled to fringe benefits such as the private use of his company car, reimbursement of fees for the preparation of tax returns and for financial planning, insurance benefits and contributions to pension and health insurance in a total amount of approximately  €35 p.a. The compensation components granted to Mr. Dominik Wehner under the LTIP 2011, the LTIP 2016 and in form of Share Based Awards are payable or can be exercised, as the case may be, upon the relevant regular vesting date in accordance with the respective plan conditions. As of the completion of the age of 65, Mr. Dominik Wehner will receive a company-funded retirement pension in accordance with the individual contractual pension commitment by Fresenius Medical Care Management AG.

Mr. Ronald Kuerbitz, who was a member of the Management Board until February 17, 2017, received an annual non-compete compensation from February 17, 2017 for a period of two years; this compensation amounted in the fiscal year to €0 (2019: €90). It was also agreed with him that, after the end of his service agreement, he would act as an advisor to National Medical Care, Inc. from August 14, 2017 until the end of August 13, 2019. The consideration granted for such services (including reimbursement of expenses) amounts to €0 (2019: €167) for the fiscal year. As of the completion of the age of 65, Mr. Ronald Kuerbitz will receive a company-funded retirement pension of $146  (€119)per year.

Mr. Roberto Fusté, who was a member of the Management Board until March 31, 2016, received pension payments in the amount of approximately €274 (2019: €274) in the fiscal year.

Prof. Emanuele Gatti, who was a member of the Management Board until March 31, 2014, received pension payments in the amount of €355 in the fiscal year (2019: €355).

Instead of a pension provision, a consulting agreement was entered into with Dr. Ben Lipps, who was the Chairman of the Management Board until December 31, 2012, for the period from January 1, 2013 to December 31, 2021. Under this consulting agreement, Dr. Ben Lipps provides consulting services on certain fields and within a specified time frame and is subject to a non-compete covenant. The consideration to be granted by Fresenius Medical Care Management AG for such services (including reimbursement of expenses) amounted for 2019 to €568.  An amendment to the agreement was made in 2019 which provides for a one-off payment of €1,129 for the remaining term of the agreement. This payment, too, was made in 2019. All payments for services to be performed by him under the consulting agreement have thus been made.

Former members of the Management Board of Fresenius Medical Care Management AG did not receive any compensation in the fiscal year other than mentioned herein, whereupon the total compensation amounted to €629 (2019: €2,984). As of December 31 of the fiscal year 2020, pension obligations, according to IAS 19, towards this group of persons exist in an amount of €36,587 (December 31, 2019: €37,373).

A post-employment non-competition covenant was agreed by all members of the Management Board of Fresenius Medical Care Management AG. If such covenant becomes applicable, the members of the Management Board for a period of up to two years shall receive compensation amounting to half of their respective annual base salaries for each year of application of the non-competition covenant. The service agreements of the members of the Management Board contain no express provisions that are triggered by a change of control.

The service agreements concluded with the members of the Management Board provide for a severance payment cap. Under this cap, payments in connection with the early termination of a Management Board activity may not exceed the value of two years’ compensation and may not compensate more than the remaining term of the service agreement. For the calculation of the relevant annual compensation, only the non-performance-based compensation components are applied. If Fresenius Medical Care Management AG terminates the service agreement for good cause or would be entitled to do so, no severance payments are made.

On the basis of the plan conditions of the MB LTIP 2020, the MB LTIP 2019 and the LTIP 2016 and in accordance with the service agreements concluded with the Management Board members, variable compensation components that have already been earned and paid may be reclaimed, in particular in case of relevant violations of internal guidelines or undutiful conduct (Clawback).

Compensation of the Supervisory Board

In the fiscal year the total compensation fees to all members of the Supervisory Board of FMC-AG & Co. KGaA amounted to €669 (2019: €626). This includes a fixed compensation of €463 (2019: €439) and compensation components for the work in the Committees of €206 (2019: €187). For the fiscal year, no entitlement to a payment of variable performance-related compensation (2019: €0) was achieved. In accordance with section 13e para. 3 of the Articles of Association of FMC-AG & Co. KGaA, the members of the Joint Committee are entitled to receive an attendance fee in the amount of $3.5  (€2.9).

The compensation of the supervisory board of the Fresenius Medical Care Management AG and the compensation of its Committees was, in compliance with article 7 para. 3 of the Articles of Association of FMC-AG & Co. KGaA, charged to FMC-AG & Co. KGaA. In the fiscal year the total compensation for the members of the supervisory board of the Fresenius Medical Care Management AG amounted to €943 (2019: €937). This includes fixed compensation components for the work in the supervisory board in the amount of €425 (2019: €432) and compensation components for the work in the Committees of €518 (2019: €505). For the fiscal year, no entitlement to a payment of variable performance-related compensation (2019: €0) was achieved.

For the benefit of the members of the Supervisory Board of FMC-AG & Co. KGaA a Directors & Officers liability insurance exists with a deductible that corresponds to the specifications according to the German Stock Corporation Act.